Note 8 - Fair Value Measurements - 10Q (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Real Estate Owned, Valuation Allowance, Provision	$ 33,000	$ 280,000	$ 219,000	$ 308,000	$ 1,400,000	$ 17,300,000